Fair value of financial instruments - Summary of Net Interest Income From Financial Instruments (Parenthetical) (Detail) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2025	Apr. 30, 2024	Apr. 30, 2025	Apr. 30, 2024
Disclosure of detailed information about financial instruments [line items]
Excludes interest and dividend income in Insurance investment result	$ 292	$ 162	$ 657	$ 434
Excludes interest expense in Insurance investment result	75	12	118	23
Dividend income	$ 1,003	$ 776	$ 1,999	$ 1,733